Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract] [Standard Label]
Rental expenses	¥ 5,243	¥ 2,148	¥ 243